Intangible assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross			$ 798,550	$ 719,106
Less : accumulated amortization			(442,075)	(344,578)
Intangible assets, net			356,475	374,528
Intangible assets,Beginning gross	$ 374,528	$ 1,798,131	374,528	1,798,131
Intangible assets additions
Intangible assets amortization			(40,829)	(391,636)
Intangible assets Impairments			0	(1,031,967)
Foreign currency exchange effect			22,776
Intangible assets, Ending gross			356,475	374,528
Customer Contract [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross			401,580	373,020
I P Asset [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross			335,024	287,954
Software Development Costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross			$ 61,946	$ 58,132